Consolidated Balance Sheets (Parenthetical) - CAD / shares	Feb. 29, 2016	Feb. 28, 2015
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, No Par Value
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, No Par Value
Common Stock, Shares, Issued	2,859,837	2,900,542